Accounts and Notes Receivable - Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 726	$ 782	$ 782
Provision	23	39	63
charge-offs, net of recoveries	(33)	(60)	(119)
Foreign Currency Translation and Other	(10)	(12)
Ending Balance	706	749	726
Ending Balance: Individually Evaluated for Impairment	409	374	393
Ending Balance: Collectively Evaluated for Impairment	297	375	333
Financing receivables, net	22,148	20,376	21,976
Ending Balance: Individually Evaluated for Impairment	1,253	1,216	1,311
Ending Balance: Collectively Evaluated for Impairment	20,895	19,160	20,665
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	613	661	661
Provision	20	31	62
charge-offs, net of recoveries	(23)	(57)	(111)
Foreign Currency Translation and Other	(64)	(10)	1
Ending Balance	546	625	613
Ending Balance: Individually Evaluated for Impairment	288	275	292
Ending Balance: Collectively Evaluated for Impairment	258	350	321
Financing receivables, net	12,485	11,588	12,730
Ending Balance: Individually Evaluated for Impairment	546	536	569
Ending Balance: Collectively Evaluated for Impairment	11,939	11,052	12,161
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	112	120	120
Provision	2	7	1
charge-offs, net of recoveries	(9)	(2)	(8)
Foreign Currency Translation and Other	48	(1)	(1)
Ending Balance	153	124	112
Ending Balance: Individually Evaluated for Impairment	121	99	101
Ending Balance: Collectively Evaluated for Impairment	32	25	11
Financing receivables, net	9,522	8,675	9,111
Ending Balance: Individually Evaluated for Impairment	707	680	742
Ending Balance: Collectively Evaluated for Impairment	8,815	7,995	8,369
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	1	1	1
Provision	1	1
charge-offs, net of recoveries	(1)	(1)
Foreign Currency Translation and Other	6	(1)
Ending Balance	7
Ending Balance: Individually Evaluated for Impairment
Ending Balance: Collectively Evaluated for Impairment	7		1
Financing receivables, net	141	113	135
Ending Balance: Individually Evaluated for Impairment
Ending Balance: Collectively Evaluated for Impairment	$ 141	$ 113	$ 135